INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Customer relationships [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,342	$ 1,342
Accumulated amortization	(565)	(431)
Amortized cost	$ 777	$ 911